Business segment information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net Total Sales	$ 15,590	$ 13,096	$ 9,992
Net Total Sales, percent	100.00%	100.00%	100.00%
UNITED STATES
Net Total Sales	$ 9,732	$ 7,453	$ 3,184
Net Total Sales, percent	62.00%	57.00%	32.00%
GERMANY
Net Total Sales	$ 3,666	$ 3,613	$ 3,760
Net Total Sales, percent	24.00%	28.00%	38.00%
The PRC
Net Total Sales	$ 1,403	$ 1,288	$ 2,265
Net Total Sales, percent	9.00%	10.00%	23.00%
Total [Member]
Net Total Sales	$ 14,801	$ 12,354	$ 9,209
Net Total Sales, percent	95.00%	95.00%	93.00%